Dear Variable Annuity Owner:

The stock market in the United States experienced its third straight year of exceptional returns. The U. S. bond market was also strong. Turbulence in Asia led to severe setbacks in the less developed international stock markets late in the year, and this produced increased volatility in the domestic markets, but did not significantly diminish their returns. Results in the subaccounts of the MEMBERS(R) Variable Annuity reflect these divergent forces:

                                                        Percent increase
                                                       in Unit Value from
Subaccount                                          12/31/96 through 12/31/97
-----------------------------------------------------------------------------
 Capital Appreciation Stock                                  29.77%
 Growth and Income Stock                                     29.62%
 Balanced                                                    15.27%
 Bond                                                         5.99%
 Money Market                                                 3.67%
 International Stock                                          1.69%
 World Governments                                           -2.50%
 Emerging Growth                                             20.24%
 High Income                                                  9.90%*
 Developing Markets                                         -33.60%*
-----------------------------------------------------------------------------
*Returns shown for the High Income and Developing Markets Subaccounts are from May 1, 1997, the date they were made available in MEMBERS(R) Variable Annuity.

This booklet is divided into several sections. Each section contains the annual report for a component of the MEMBERS(R) Variable Annuity. The first section contains the following reports for the CUNA Mutual Life Variable Annuity
Account:

       Statement of Assets and Liabilities........................ page 2
       Statement of Operations.................................... page 4
       Statement of Changes in Net Assets......................... page 5
       Notes to the Financial Statements.......................... page 7
       Independent Auditors' Report............................... page 11

The CUNA Mutual Life Variable Annuity Account invests in mutual funds. The results shown above reflect the deduction of the separate account level charges. Returns at the subaccount level shown above are slightly lower than at the mutual fund level as a result of these charges.

The remaining sections of this booklet cover the mutual funds and include discussions of the funds' results and the managers' outlooks. The second section contains the report for the Ultra Series Fund which includes the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Money Market Fund. The third section is the report for the International Stock Portfolio of the T. Rowe Price International Series, Inc., and the last section has the financial information and results for the MFS(R) World
Government SeriesSM and the MFS(R) Emerging Growth SeriesSM of the MFS(R) Variable Insurance TrustSM.

I am pleased to report that the net assets in the CUNA Mutual Life Variable Annuity Account increased from $399 million on 12/31/96 to over $780 million on 12/31/97. This tremendous growth in assets in the MEMBERS(R) Variable Annuity is evidence of the trust you place in us when you make our product a part of your long term financial portfolio. We have seen an unprecedented string of three consecutive years of double digit returns in the major U.S. market indices. We encourage you to keep this in mind as you set your long-term return expectations, but also to recognize that successful investing requires time in the markets, not timing the markets.

Sincerely,

/s/ Michael B. Kitchen

Michael B. Kitchen
President and Chief Executive Officer
CUNA Mutual Life Insurance Company

                   CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Assets and Liabilities
                                December 31, 1997


                                         Capital
                                      Appreciation         Growth and                                                    Money
                                          Stock           Income Stock          Balanced              Bond              Market
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
Investments in Ultra Series Fund:
   (note 2)

Capital Appreciation Stock Fund,
   7,161,810 shares at net asset
   value of $18.85 per share
   (cost $102,107,628)                $135,005,291       $         --        $         --         $        --        $        --

Growth and Income Stock Fund,
   10,385,443 shares at net asset
   value of $27.20 per share
   (cost $221,062,843)                          --        282,527,699                  --                  --                 --

Balanced Fund, 10,863,830 shares
   at net asset value of $17.02
   per share (cost $167,160,842)                --                 --         184,932,699                  --                 --

Bond Fund, 3,156,281 shares at
   net asset value of $10.54
   per share (cost $32,840,723)                 --                 --                  --          33,280,493                 --

Money Market Fund, 17,555,013
   shares at net asset value of
   $1.00 per share
   (cost $17,555,013)                           --                 --                  --                  --         17,555,013
                                       -----------        -----------         -----------          ----------         ----------
     Total assets                      135,005,291        282,527,699         184,932,699          33,280,493         17,555,013
                                       -----------        -----------         -----------          ----------         ----------
Liabilities:
Accrued adverse mortality and
   expense charges                          22,677             47,571              31,370               5,683              2,897
Other accrued expenses                       2,721              5,709               3,764                 682                348
                                       -----------        -----------         -----------          ----------         ----------
     Total liabilities                      25,398             53,280              35,134               6,365              3,245
                                       -----------        -----------         -----------          ----------         ----------
     Net assets                       $134,979,893       $282,474,419        $184,897,565         $33,274,128        $17,551,768
                                       ===========        ===========         ===========          ==========         ==========
Contract owners' equity:
Contracts in accumulation period
   (note 6)                            134,974,906        282,288,487         184,846,582          33,274,128         17,551,768
Contracts in annuity payment period
   (note 2)                                  4,987            185,932              50,983                  --                 --
                                       -----------        -----------         -----------          ----------         ----------
     Total contract owners' equity     134,979,893        282,474,419         184,897,565          33,274,128         17,551,768
                                       ===========        ===========         ===========          ==========         ==========
     Accumulation units outstanding
       (note 5 and note 6)               6,732,473         14,176,543          12,307,622           2,725,770          1,551,829
                                       ===========        ===========         ===========          ==========         ==========
     Accumulation value per unit            $20.05             $19.91              $15.02              $12.21             $11.31
                                       ===========        ===========         ===========          ==========         ==========


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Assets and Liabilities
                                December 31, 1997


                                      International           World             Emerging              High            Developing
                                          Stock            Governments           Growth              Income             Markets
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
Investments in T. Rowe Price
International Fund, Inc.:
   International Stock Portfolio,
   4,329,028 shares at net asset
   value of $12.74 per share
   (cost $52,357,284)                 $55,151,814         $        --         $        --         $        --        $         --

Investments in MFS(R) Variable
  Insurance TrustSM:
   World Governments Series,
   1,363,097 shares at net asset
   value of $10.21 per share
   (cost $14,012,900)                          --          13,917,216                  --                  --                  --

Investments in MFS(R) Variable
  Insurance TrustSM:
   Emerging Growth Series,
   2,818,251 shares at net asset
   value of $16.14 per share
   (cost $39,415,702)                          --                  --          45,486,570                  --                  --

Investments in Oppenheimer
  Variable Account Funds:
   High Income Series,
   1,178,269 shares at net asset
   value of $11.52 per share
   (cost $13,469,886)                          --                  --                  --          13,573,657                  --

Investments in Templeton
  Variable Products Series Fund:
   Developing Markets Series,
   460,462 shares at net asset
   value of $6.62 per share
   (cost $4,196,143)                           --                  --                  --                  --           3,048,260
                                       ----------          ----------          ----------          ----------           ---------
     Total assets                      55,151,814          13,917,216          45,486,570          13,573,657           3,048,260
                                       ----------          ----------          ----------          ----------           ---------
Liabilities
Accrued adverse mortality and
   expense charges                          9,411               2,389               7,611               2,298                 517
Other accrued expenses                      1,129                 287                 913                 276                  62
                                       ----------          ----------          ----------          ----------           ---------
     Total liabilities                     10,540               2,676               8,524               2,574                 579
                                       ----------          ----------          ----------          ----------           ---------
     Net assets                       $55,141,274         $13,914,540         $45,478,046         $13,571,083          $3,047,681
                                       ==========          ==========          ==========          ==========           =========

Contract owners' equity:
Contracts in accumulation period
   (note 6)                            55,141,274          13,914,540         45,459,968           13,571,083           3,047,681
Contracts in annuity payment period
   (note 2)                                    --                  --             18,078                   --                  --
                                       ----------          ----------         ----------           ----------          ----------
     Total contract owners' equity     51,141,274          13,914,540         45,478,046           13,571,083           3,047,681
                                       ==========          ==========         ==========           ==========          ==========
     Accumulation units outstanding
       (note 5 and note 6)              4,373,475           1,232,126          3,752,045            1,234,868             458,727
                                       ==========          ==========         ==========           ==========           =========
     Accumulation value per unit           $12.61              $11.29             $12.12               $10.99               $6.64
                                       ==========          ==========         ==========           ==========           =========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                             Statement of Operations
                                December 31, 1997


                                         Capital
                                      Appreciation         Growth and                                                    Money
                                          Stock           Income Stock          Balanced              Bond              Market
Investment income (loss):              Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                       ----------          ----------          ----------          ----------         ----------
  Dividend income                        $611,841          $2,901,812         $5,645,042          $1,464,506          $1,038,769
  Adverse mortality and expense
   charges (note 3)                    (1,270,572)         (2,577,337)        (1,803,619)           (336,358)           (258,721)
  Administrative charges                 (152,469)           (309,280)          (216,434)            (40,363)            (31,047)
                                       ----------          ----------         ----------           ---------           ---------
  Net investment income (loss)           (811,200)             15,195          3,624,989           1,087,785             749,001
                                       ----------          ----------         ----------           ---------           ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions           1,686,012           4,628,636          2,287,057               3,960                  --
   Proceeds from sale of securities       926,992           1,081,423          1,113,855           1,136,080          35,313,724
   Cost of securities sold               (730,724)           (848,350)          (990,393)         (1,120,968)        (35,313,724)
                                       ----------          ----------         ----------           ---------           ---------
   Net realized gain (loss) on
     security transactions              1,882,280           4,861,709          2,410,519              19,072                  --
   Net change in unrealized
     appreciation or depreciation
     on investments                    24,598,979          46,546,353         14,073,060             524,467                  --
                                       ----------          ----------         ----------           ---------           ---------
   Net gain (loss) on investments      26,481,259          51,408,062         16,483,579             543,539                  --
                                       ----------          ----------         ----------           ---------           ---------
Net increase (decrease) in net
  assets resulting from operations    $25,670,059         $51,423,257        $20,108,568          $1,631,324            $749,001
                                       ==========          ==========         ==========           =========           =========


                                      International           World             Emerging              High            Developing
                                          Stock            Governments           Growth              Income             Markets
Investment income (loss):              Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                       ----------          ----------          ----------          ----------         ----------
  Dividend income                      $1,228,093            $313,188       $         --            $403,093          $       --
  Adverse mortality and expense
   charges (note 3)                      (582,913)           (168,455)          (394,556)            (54,252)            (16,325)
  Administrative charges                  (69,950)            (20,215)           (47,347)             (6,510)             (1,959)
                                        ---------            --------          ---------            --------          ----------
  Net investment income (loss)            575,230             124,518           (441,903)            342,331             (18,284)
                                        ---------            --------          ---------            --------          ----------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                  --                  --                 --                  --                  --
   Proceeds from sale of securities       218,498           1,442,089            144,769               4,220             142,968
   Cost of securities sold               (179,815)         (1,456,932)          (122,421)             (4,168)           (163,912)
                                        ---------            --------          ---------            --------          ----------
   Net realized gain (loss) on
    security transactions                  38,683             (14,843)            22,348                  52             (20,944)
  Net change in unrealized
    appreciation or depreciation
    on investments                       (469,465)           (395,717)         5,960,197             103,771          (1,147,882)
                                        ---------            --------          ---------            --------          ----------
   Net gain (loss) on investments        (430,782)           (410,560)         5,937,849             103,823          (1,168,826)
                                        ---------            --------          ---------            --------          ----------
Net increase (decrease) in net
  assets resulting from operations       $144,448           $(286,042)        $5,540,642            $446,154         $(1,187,110)
                                        =========            ========          =========            ========          ==========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Changes in Net Assets
                     Years Ended December 31, 1997 and 1996


                                          CAPITAL APPRECIATION STOCK SUBACCOUNT                GROWTH AND INCOME STOCK SUBACCOUNT
Operations:                                    1997                  1996                          1997                  1996
                                               ----                  ----                          ----                  ----
  Net investment income (loss)             $(811,200)           $1,960,017                        $15,195            $3,503,603
  Net realized gain (loss) on
   security transactions                   1,882,280               184,419                      4,861,709                31,195
  Net change in unrealized appreciation
   or depreciation on investments         24,598,979             6,603,942                     46,546,353            13,287,638
                                         -----------            ----------                    -----------           -----------
    Change in net assets from operations  25,670,059             8,748,378                     51,423,257            16,822,436
                                         -----------            ----------                    -----------           -----------
Capital unit transactions (note 5):
  Proceeds from sales of units           107,669,256            66,511,107                    197,965,607           112,789,079
  Cost of units repurchased              (67,800,969)          (31,925,414)                   (98,094,296)          (34,256,064)
  Annuity benefit payments                      (168)                   --                         (7,512)                   --
                                         -----------            ----------                    -----------           -----------
   Change in net assets from capital
    unit transactions                     39,868,119            34,585,693                     99,863,799            78,533,015
                                         -----------            ----------                    -----------           -----------
Increase (decrease) in net assets         65,538,178            43,334,071                    151,287,056            95,355,451
Net assets:
  Beginning of period                     69,441,715            26,107,644                    131,187,363            35,831,912
                                         -----------            ----------                    -----------           -----------
  End of period                         $134,979,893           $69,441,715                   $282,474,419          $131,187,363
                                         ===========            ==========                    ===========           ===========

                                                   BALANCED SUBACCOUNT                                   BOND SUBACCOUNT
Operations:                                    1997                  1996                          1997                  1996
                                               ----                  ----                          ----                  ----
  Net investment income (loss)            $3,624,989            $4,085,481                     $1,087,785              $704,571
  Net realized gain (loss) on
   security transactions                   2,410,519                13,414                         19,072                (1,945)
  Net change in unrealized appreciation
   or depreciation on investments         14,073,060             2,775,771                        524,467              (263,632)
                                         -----------           -----------                     ----------            ----------
    Change in net assets from operations  20,108,568             6,874,666                      1,631,324               438,994
                                         -----------           -----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sale of units            134,826,300            91,579,338                     31,709,344            20,883,364
  Cost of units repurchased              (71,445,220)          (29,216,779)                   (19,493,816)           (8,218,653)
  Annuity benefit payments                    (1,535)                   --                             --                    --
                                         -----------           -----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                     63,379,545            62,362,559                     12,215,528            12,664,711
                                         -----------           -----------                     ----------            ----------
Increase (decrease) in net assets         83,488,113            69,237,225                     13,846,852            13,103,705
Net assets:
  Beginning of period                    101,409,452            32,172,227                     19,427,276             6,323,571
                                         -----------           -----------                     ----------            ----------
  End of period                         $184,897,565          $101,409,452                    $33,274,128           $19,427,276
                                         ===========           ===========                     ==========            ==========

                                                 MONEY MARKET SUBACCOUNT                         INTERNATIONAL STOCK SUBACCOUNT
Operations:                                    1997                  1996                          1997                  1996
                                               ----                  ----                          ----                  ----
  Net investment income (loss)              $749,001              $425,152                       $575,230              $222,112
  Net realized gain (loss) on
   security transactions                          --                    --                         38,683                 1,124
  Net change in unrealized appreciation
   or depreciation on investments                 --                    --                       (469,465)            2,489,462
                                          ----------            ----------                     ----------            ----------
    Change in net assets from operations     749,001               425,152                        144,448             2,712,698
                                          ----------            ----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units            92,196,341            71,914,632                     64,648,440            37,340,833
  Cost of units repurchased              (91,675,721)          (62,787,600)                   (42,924,106)          (18,736,774)
  Annuity benefit payments                        --                    --                             --                    --
                                          ----------            ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                        520,620             9,127,032                     21,724,334            18,604,059
                                          ----------            ----------                     ----------            ----------
  Increase (decrease) in net assets        1,269,621             9,552,184                     21,868,782            21,316,757
Net assets:
  Beginning of period                     16,282,147             6,729,963                     33,272,492            11,955,735
                                          ----------            ----------                     ----------            ----------
  End of period                          $17,551,768           $16,282,147                    $55,141,274           $33,272,492
                                          ==========            ==========                     ==========            ==========
See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Changes in Net Assets
                     Years Ended December 31, 1997 and 1996


                                              WORLD GOVERNMENTS SUBACCOUNT                        EMERGING GROWTH SUBACCOUNT
Operations:                                    1997                  1996                          1997                  1996*
                                               ----                  ----                          ----                  -----
  Net investment income (loss)              $124,518             $(125,656)                     $(441,903)              $54,624
  Net realized gain (loss) on
   security transactions                     (14,843)               (2,764)                        22,348                    --
  Net change in unrealized appreciation
   or depreciation on investments           (395,717)              448,184                      5,960,197               110,671
                                          ----------            ----------                     ----------            ----------
    Change in net assets from operations    (286,042)              319,764                      5,540,642               165,295
                                          ----------            ----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sale of units             15,607,791            14,413,481                     50,764,584            21,632,015
  Cost of units repurchased              (13,378,076)           (8,476,180)                   (27,459,730)           (5,164,573)
  Annuity benefit payments                        --                    --                           (187)                   --
                                          ----------            ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                      2,229,715             5,937,301                     23,304,667            16,467,442
                                          ----------            ----------                     ----------            ----------
Increase (decrease) in net assets          1,943,673             6,257,065                     28,845,309            16,632,737
Net assets:
  Beginning of period                     11,970,867             5,713,802                     16,632,737                    --
                                          ----------            ----------                     ----------            ----------
  End of period                          $13,914,540           $11,970,867                    $45,478,046           $16,632,737
                                          ==========            ==========                     ==========            ==========

                                                HIGH INCOME SUBACCOUNT                           DEVELOPING MARKETS SUBACCOUNT
Operations:                                  1997**                                              1997**
                                             ------                                              ------
  Net investment income (loss)              $342,331                                             $(18,284)
  Net realized gain (loss) on
   security transactions                          52                                              (20,944)
  Net change in unrealized appreciation
   or depreciation on investments            103,771                                           (1,147,882)
                                          ----------                                            ---------
    Change in net assets from operations     446,154                                           (1,187,110)
                                          ----------                                            ---------
Capital unit transactions (note 5):
  Proceeds from sales of units            14,947,080                                            4,966,376
  Cost of units repurchased               (1,822,151)                                            (731,585)
  Annuity benefit payments                        --                                                   --
                                          ----------                                            ---------
   Change in net assets from capital
    unit transactions                     13,124,929                                            4,234,791
                                          ----------                                            ---------
  Increase (decrease) in net assets       13,571,083                                            3,047,681
Net assets:
  Beginning of period                             --                                                   --
                                          ----------                                            ---------
  End of period                          $13,571,083                                           $3,047,681
                                          ==========                                            =========

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1996 (date of initial activity). **The data is for the period beginning May 1, 1997 (date of initial activity).

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission. The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into ten subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a fund, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM,* Oppenheimer Variable Account Funds, Templeton Variable Products Series Fund, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM,* Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     The Ultra Series Fund currently has five funds available as investment options under the Contracts, The T. Rowe Price International Series, Inc. has one fund available as an investment option under the Contracts, the MFS Variable Insurance Trust has two funds available as investment options under the Contracts, the Oppenheimer Variable Account Funds has one fund available as an investment option under the Contracts and the Templeton
     Variable Products Series Fund has one fund available as an investment option under the Contracts. The Ultra Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Templeton Variable Products Series Fund also have other funds that are not available under the Contracts. All five investment companies may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund or class.

     CIMCO Inc. (CIMCO) serves as the Investment Adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     Rowe Price-Fleming International, Inc. (RPFI) serves as the Investment Adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

     Massachusetts Financial Services Company (MFS) serves as the Investment Adviser to the MFS World Governments Series and Emerging Growth Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a subsidiary of Sun Life Assurance Company of Canada.

     OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund and manages its assets in accordance with general policies and guideline established by the board of trustees of the Oppenheimer Variable Account Funds. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

     Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Fund: Class 2 and manages its assets and makes its investments decisions. Templeton Asset Management Ltd. is a Singapore corporation wholly owned by Franklin Resources, Inc., a publicly owned company. Resources' principal shareholders are Charles B. Johnson and Rupert H. Johnson, Jr.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis.
     Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by CUNA Mutual Life Insurance Company and may result in additional amounts being transferred into the variable annuity account by CUNA Mutual Life Insurance Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)  Fees and Charges

     Organization Costs

     CUNA Mutual Life Insurance Company absorbed all organization expenses of the Variable Account.

     Contract Charges

     Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. For each purchase payment, the surrender charge decreases by 1% for each full year that has elapsed since the payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary.

     Transfer Fee. No charge is made for transfers, however, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

     Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the year ended December 31, 1997, was as follows:

     Capital Appreciation Stock Fund...................... $  41,681,980
     Growth and Income Stock Fund.........................   105,617,046
     Balanced Fund........................................    70,421,088
     Bond Fund............................................    14,446,026
     Money Market Fund....................................    36,583,424
     International Stock Portfolio........................    22,522,285
     World Governments Series.............................     3,796,726
     Emerging Growth......................................    23,012,930
     High Income Fund.....................................    13,474,054
     Developing Markets Fund..............................     4,360,054
                                                             -----------
                                                            $335,915,613
                                                             ===========

(5)  Accumulation Unit Activity from Contract Transactions

     Transactions in accumulation units of each subaccount of the Variable Account for the years ended December 31, 1997 and 1996, were as follows:

                                                         Capital
                                                      Appreciation     Growth and                                        Money
                                                          Stock       Income Stock       Balanced         Bond          Market
                                                       Subaccount      Subaccount       Subaccount     Subaccount     Subaccount

Accumulation units outstanding at December 31, 1995     2,024,589        2,807,876       2,698,049        556,749         637,911
Accumulation units sold                                 4,725,115        8,201,765       7,449,013      1,861,200       6,697,714
Accumulation units repurchased                         (2,253,984)      (2,468,258)     (2,363,229)      (731,410)     (5,842,921)
                                                        ---------        ---------       ---------      ---------       ---------
Accumulation units outstanding at December 31, 1996     4,495,720        8,541,383       7,783,833      1,686,539       1,492,704
Accumulation units sold                                 6,013,456       11,114,621       9,579,893      2,687,144       8,313,505
Accumulation units repurchased                         (3,776,703)      (5,479,461)     (5,056,104)    (1,647,913)     (8,254,380)
                                                        ---------        ---------       ---------      ---------       ---------
Accumulation units outstanding at December 31, 1997     6,732,473       14,176,543      12,307,622      2,725,770       1,551,829
                                                        =========       ==========       =========      =========       =========

                                                       International      World          Emerging         High        Developing
                                                          Stock         Governments        Growth         Income         Markets
                                                        Subaccount      Subaccount       Subaccount*    Subaccount     Subaccount

Accumulation units outstanding at December 31, 1995     1,090,681          505,990              --             --              --
Accumulation units sold                                 3,189,527        1,277,826       2,162,251             --              --
Accumulation units repurchased                         (1,596,931)        (750,333)       (511,624)            --              --
                                                        ---------        ---------       ---------       --------         -------
Accumulation units outstanding at December 31, 1996     2,683,277        1,033,483       1,650,627             --              --
Accumulation units sold                                 5,006,978        1,384,847       4,521,335      1,403,639         547,590
Accumulation units repurchased                         (3,316,780)      (1,186,204)     (2,419,917)      (168,771)        (88,863)
                                                        ---------        ---------       ---------       --------         -------
Accumulation units outstanding at December 31, 1997     4,373,475        1,232,126       3,752,045      1,234,868         458,727
                                                        =========        =========       =========       ========         =======

*The data is for the period beginning May 1, 1996 (date of initial activity).

(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                          Capital Appreciation      Growth and Income           Balanced                   Bond
                                            Stock Subaccount        Stock Subaccount           Subaccount               Subaccount

Accumulation unit value:                1997       1996*        1997       1996*        1997       1996*        1997       1996*
                                        ----       -----        ----       -----        ----       -----        ----       -----
  Beginning of period                   $15.45     $12.90       $15.36     $12.76       $13.03     $11.92       $11.52     $11.36

  End of period                          20.05      15.45        19.91      15.36        15.02      13.03        12.21      11.52

Percentage increase in accumulation
  unit value during  period             29.77%     19.77%       29.62%     20.38%       15.27%      9.31%        5.99%      1.41%

Number of accumulation units
  outstanding  at end of period      6,732,473  4,495,720   14,176,543  8,541,383   12,307,622  7,783,833    2,725,770  1,686,539


                                         Money Market            International         World Governments         Emerging Growth
                                          Subaccount           Stock Subaccount           Subaccount               Subaccount

Accumulation unit value:                1997       1996*        1997       1996*        1997       1996*        1997      1996**
                                        ----       -----        ----       -----        ----       -----        ----      ------

  Beginning of period                   $10.91     $10.55       $12.40     $10.96       $11.58     $11.29       $10.08     $10.00

  End of period                          11.31      10.91        12.61      12.40        11.29      11.58        12.12      10.08

Percentage increase in accumulation
  unit value during  period              3.67%      3.41%        1.69%     13.14%      (2.50%)      2.57%       20.24%      0.80%

Number of accumulation units
  outstanding at end of period       1,551,829  1,492,704    4,373,475  2,683,277    1,232,126  1,033,483    3,752,045  1,650,627


                                          High Income         Developing Markets
                                          Subaccount           Stock Subaccount

Accumulation unit value:               1997***                 1997***
                                       -------                 -------

  Beginning of period                   $10.00                  $10.00

  End of period                          10.99                    6.64

Percentage increase in accumulation
  unit value during  period               9.9%                 (33.6%)

Number of accumulation units
  outstanding at end of period       1,234,868                 458,727

For the Money Market Subaccount, the "seven-day average yield" for the seven days ended December 31, 1997, was 3.6% and the "effective yield" for that period was 3.7%.

* 1996 data is for the year ended December 31, 1996.

**1996 data is for the eight-month period ended December 31, 1996.

***1997 data is for the eight-month period ended December 31, 1997.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account:

We have audited the statements of assets and liabilities of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, International Stock Subaccount, World Governments Subaccount, Emerging Growth Subaccount, High Income Subaccount, and the Developing Markets Subaccount of the CUNA Mutual Life Variable Annuity Account as of December 31, 1997; the related statements of operations for the year then ended; changes in net assets and the condensed financial information for each of the years in the two-year (one year and eight months for Emerging Growth Subaccount and eight months for the High Income
Subaccount and the Developing Markets Subaccount) period then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1997, were verified by audit of the statements of assets and liabilities of the underlying funds of Ultra Series Fund and confirmation with MFS Variable Insurance Trust, T. Rowe Price, OppenheimerFunds, Inc., and Templeton Asset Management Ltd. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, International Stock Subaccount, World Governments Subaccount, Emerging Growth Subaccount, High Income Subaccount, and the Developing Markets Subaccount of the CUNA Mutual Life Variable Annuity Account as of December 31, 1997, the results of their operations for the year then ended; changes in their net assets and the condensed financial information for each of the years in the two-year (one year and eight months for Emerging Growth Subaccount and eight months for the High Income Subaccount and the Developing Markets Subaccount) period then ended in conformity with generally accepted accounting principles.


                                            KPMG Peat Marwick LLP

Des Moines, Iowa
February 6, 1998